Note 12 - Subordinated Debt - Schedule of Subordinated Debt (Details) (Parentheticals)	Dec. 31, 2019	Dec. 27, 2018
Subordinated Debt [Member]
Debt Instrument, Interest Rate	6.50%	6.50%